FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$100,837	$—	$100,837	$—
Foreign exchange forward contracts	$1,249,820	$—	$1,249,820	$—

Total Assets	$1,350,657	$—	$1,350,657	$—

Liabilities:
Foreign exchange option contracts	$—	$—	$—	$—
Foreign exchange forward contracts	$365,226	$—	$365,226	$—

Total Liabilities	$365,226	$—	$365,226	$—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$479,333	$—	$479,333	$—
Foreign exchange forward contracts	$2,247,205	$—	$2,247,205	$—

Total Assets	$2,726,538	$—	$2,726,538	$—

Schedule of effect of fair values of derivative instruments on the consolidated balance sheets

	Fair Values of Derivatives Asset
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative assets	$479,333	Foreign currency derivative assets	$100,837
Foreign exchange forward contracts	Foreign currency derivative assets	$2,247,205	Foreign currency derivative assets	$1,249,820

Total derivatives		$2,726,538		$1,350,657

	Fair Values of Derivatives Liability
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$—
Foreign exchange forward contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$365,226

Total derivatives		$—		$365,226

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2010	2011	2012
Foreign exchange option contracts	Gain on foreign currency derivatives	$6,636,821	$(6,933,	$428,340
Foreign exchange forward contracts	Gain on foreign currency derivatives	$(4,979,893)	$1,182	$(4,797,513)

Total		$1,656,928	$(5,750,981)	$(4,369,173)